CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDTIED) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net loss	$ (2,433,124)	$ (9,459,335)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Share-Based Payment Arrangement, Noncash Expense	99,596	1,040,625
Amortization of discount of notes payable	0	241,444
Amortization of right to use assets	34,064	23,380
Amortization of patent rights	153,450	153,450
Depreciation expense	94,281	8,159
Non-cash interest income	(26,280)	(44,214)
Loss on change in fair value of profit share Source2	766,667	2,672,252
Changes in operating assets and liabilities
Accounts receivable	(1,781,278)	617,815
Deferred offering costs	(207,500)	0
Income tax receivable	0	(144,465)
Inventory	123,645	(91,248)
Prepaid expenses and other assets	67,956	(51,881)
Accrued salaries	(12,507)	563,742
Accounts payable and accrued liabilities	1,488,022	1,568,918
Income tax payable	0	(350,087)
Operating lease liability	(31,452)	(23,340)
Net cash used in operating activities	(1,664,460)	(3,274,785)
Cash flows used in investing activities
Purchase of property and equipment	(23,395)	(702,024)
Net cash used in investing activities	(23,395)	(702,024)
Cash flows used in financing activities
Repayment of unsecured notes payable		(12,314,895)
Repayment of secured notes payable	0	(271,686)
Proceeds from exercise of stock options	0	17,500
Net cash used in financing activities	0	(12,569,081)
Net decrease in cash and cash equivalents	(1,687,855)	(16,545,890)
Cash and cash equivalents - beginning of period	3,456,082	20,939,762
Cash and cash equivalents - end of period	1,768,227	4,393,872
Cash paid during the period for:
Interest	0	3,939
Income taxes	15,173	200,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Capital from related party debt extinguishments	0	10,827,195
Recognition of ROU asset and operating lease liability	$ 0	$ 231,343